Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses at December 31, 2021 and 2020, are shown as follows:

	2021	2020
General expenses	$135,287	$57,929
Operating expenses	167,741	259,151
Purchased services	51,302	89,976
Taxes payable	31,356	38,281
Salaries and wages	3,116	924
Others	81,266	78,847
	$470,068	$525,108